Contract Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance at Beginning of Period	$ 43,233	$ 19,280	$ 16,956	$ 15,056
Current Period Provision For Expected Credit Losses	8,682	76,441	69,866	98,461
Write-offs Charged Against Allowance	(17,622)	(52,488)	(67,542)	(96,561)
Balance at End of Period	34,293	43,233	19,280	$ 16,956
Balance at Beginning of Period	593,797	609,054
Recognition of unearned revenue	(1,401,337)	(5,852,961)
Deferral of revenue	1,415,412	5,837,704
Balance at End of Period	$ 607,872	$ 593,797	$ 609,054
Remaining performance obligations	true	true